Pension schemes (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Defined Benefit and Defined Contribution Schemes

The pension expense, including amounts in relation to the UK, US (for all years) and NL (for 2015 only) defined benefit schemes, and defined contribution schemes in total, recognised within operating profit consists of:

	2017 £m	2016 £m	2015 £m
Defined benefit pension expense (net of settlement and past service credits)	4	36	6
Defined contribution pension expense	91	75	52
Total	95	111	58

Schedule of Defined Benefit Pension Schemes

The amounts recognised in the income statement in respect of defined benefit pension schemes during the year are presented by major scheme as follows:

	2017			2016			2015
	UK £m	US £m	Total £m	UK £m	US £m	Total £m	UK £m	US £m	NL £m	Total £m
Service cost	33	14	47	27	14	41	34	18	15	67
Settlement and past service credits	(42)	(1)	(43)	–	(5)	(5)	(1)	–	(60)	(61)
Defined benefit pension expense	(9)	13	4	27	9	36	33	18	(45)	6
Net interest on net defined benefit obligation	10	5	15	9	5	14	14	5	2	21
Net defined benefit pension expense	1	18	19	36	14	50	47	23	(43)	27

Summary of Defined Benefit Pension Expense

The significant valuation assumptions, determined for each major scheme in conjunction with the respective independent actuaries, are presented below. The net defined benefit pension expense for each year is based on the assumptions and scheme valuations set at 31 December of the prior year.

	2017		2016		2015
AS AT 31 DECEMBER	UK	US	UK	US	UK	US
Discount rate	2.60%	3.55%	2.65%	4.00%	3.85%	4.45%
Inflation	3.15%	2.50%	3.25%	2.50%	3.05%	2.50%

Summary of Average Life Expectancy Assumptions

Mortality assumptions make allowance for future improvements in longevity and have been determined by reference to applicable mortality statistics. The average life expectancy assumptions are set out below:

	Male average life expectancy		Female average life expectancy
AS AT 31 DECEMBER 2017	UK	US	UK	US
Member currently aged 60 years	86	86	88	89
Member currently aged 45 years	87	87	90	89

Amounts Recognised in the Statement of Financial Position in Respect of Defined Benefit Pension Schemes

The amount recognised in the statement of financial position in respect of defined benefit pension schemes at the start and end of the year and the movements during the year were as follows:

	2017			2016
	UK £m	US £m	Total £m	UK £m	US £m	Total £m
Defined benefit obligation
At start of year	(3,883)	(1,120)	(5,003)	(3,089)	(955)	(4,044)
Service cost	(33)	(14)	(47)	(27)	(14)	(41)
Past service credits	42	1	43	–	5	5
Interest on pension scheme liabilities	(101)	(42)	(143)	(117)	(45)	(162)
Actuarial gain/(loss) on financial assumptions	45	(61)	(16)	(774)	(61)	(835)
Actuarial (loss)/gain arising from experience assumptions	(39)	1	(38)	22	3	25
Contributions by employees	(8)	–	(8)	(7)	–	(7)
Benefits paid	123	60	183	109	95	204
Liabilities transferred on settlement*	–	–	–	–	36	36
Exchange translation differences	–	100	100	–	(184)	(184)
At end of year	(3,854)	(1,075)	(4,929)	(3,883)	(1,120)	(5,003)

Fair value of scheme assets
At start of year	3,390	977	4,367	2,838	822	3,660
Interest income on plan assets	91	37	128	108	40	148
Return on assets excluding amounts included in interest income	181	106	287	502	46	548
Contributions by employer	42	43	85	44	41	85
Contributions by employees	8	–	8	7	–	7
Benefits paid	(123)	(60)	(183)	(109)	(95)	(204)
Assets transferred on settlement*	–	–	–	–	(36)	(36)
Exchange translation differences	–	(91)	(91)	–	159	159
At end of year	3,589	1,012	4,601	3,390	977	4,367

Opening net deficit	(493)	(143)	(636)	(251)	(133)	(384)
Service cost	(33)	(14)	(47)	(27)	(14)	(41)
Net interest on net defined benefit obligation	(10)	(5)	(15)	(9)	(5)	(14)
Settlement and past service credits	42	1	43	–	5	5
Contributions by employer	42	43	85	44	41	85
Actuarial gains/(losses)	187	46	233	(250)	(12)	(262)
Exchange translation differences	–	9	9	–	(25)	(25)
Overall net pension obligation	(265)	(63)	(328)	(493)	(143)	(636)

* In 2016, the settlement relates to an annuity purchase in the US.

Summary of Net Pension Obligations and Net Pension Assets

A net pension asset has been recognised in relation to the US funded scheme after considering the guidance in IAS 19 Employee Benefits and IFRIC 14. The split between net pension obligations and net pension assets is as follows:

	2017 £m	2016 £m
Net pension asset	22	–
Net pension obligation	(350)	(636)
Overall net pension obligation	(328)	(636)

Amounts Recognised in Statement of Comprehensive Income

Amounts recognised in the statement of comprehensive income are set out below:

	2017 £m	2016 £m	2015 £m
Gains and losses arising during the year:
Experience (losses)/gains on scheme liabilities	(38)	25	182
Experience gains/(losses) on scheme assets	287	548	(134)
Actuarial (losses)/gains on the present value of scheme liabilities due to changes in:
– discount rates	(102)	(873)	96
– inflation	69	(96)	(64)
– other actuarial assumptions	17	134	77
	233	(262)	157
Net cumulative losses at start of year	(846)	(584)	(741)
Net cumulative losses at end of year	(613)	(846)	(584)

Summary of Fair Value of Scheme Assets

The major categories and fair values of scheme assets at the end of the reporting period are as follows:

FAIR VALUE OF SCHEME ASSETS	2017			2016
	UK £m	US £m	Total £m	UK £m	US £m	Total £m
Equities	1,252	143	1,395	1,261	330	1,591
Government bonds	1,395	221	1,616	1,390	104	1,494
Corporate bonds	–	622	622	–	527	527
Property funds and ground leases	620	–	620	487	–	487
Structured debt and direct lending	253	–	253	162	–	162
Cash and cash equivalents	46	18	64	69	15	84
Other	23	8	31	21	1	22
Total	3,589	1,012	4,601	3,390	977	4,367

Sensitivity Analysis of Actuarial Assumptions

affect future pension charges. In particular, changes in assumptions for discount rates, inflation and life expectancies that are reasonably possible would have the following approximate effects on the defined benefit pension obligations:

£m
Increase/decrease of 0.25% in discount rate:	222
Increase/decrease of 0.25% in the expected inflation rate:	134
Increase/decrease of one year in assumed life expectancy:	179